Note 4 - Business Restructure (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2012	Dec. 31, 2014	Jun. 01, 2014	Sep. 30, 2013	Sep. 30, 2013	Jul. 01, 2013
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)	$ 2,848,507
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax (in Dollars)		90,666
Precious Metal Trading Services [Member] | Subsidiary of VIE [Member]
Note 4 - Business Restructure (Details) [Line Items]
Percentage of Net Income Sold			20.00%
Precious Metal Trading Services [Member]
Note 4 - Business Restructure (Details) [Line Items]
Number of VIE Subsidiaries			3
Variable Interest Entity, Primary Beneficiary [Member]
Note 4 - Business Restructure (Details) [Line Items]
VIE Equity Interest Percentage Sold			100.00%
CFO GB and CFO MF [Member]
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)			1,620,877
CFO Tahoe [Member]
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)				6,506,181	6,506,181
Business Acquisition, Percentage of Voting Interests Acquired			20.00%	60.00%	60.00%
CFO GB [Member]
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)						$ 4,044,980
Business Acquisition, Percentage of Voting Interests Acquired			40.00%
CFO MF [Member]
Note 4 - Business Restructure (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			30.00%